Employee Benefit Plan	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

15. Employee Benefit Plan

In July 2008, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis, subject to legal limitations. Fiscal year 2013 was the first year the Company made matching contributions to the 401(k) Plan. Total contributions were $366 thousand in 2013 and $549 thousand in 2014.